Note 3 - Acquisitions - Acquisition Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill	$ 29,390	$ 44,655
Acquisitions 2017 [Member]
Current assets	9,593
Long-term assets	3,394
Current liabilities	(8,495)
Long-term liabilities	(850)
Deferred Tax Liabilities	(3,408)
Redeemable non-controlling interest	(3,360)
Business acquisition total	(3,126)
Note consideration	(1,000)
Cash consideration, net of cash acquired	(39,573)
Acquisition date fair value of contingent consideration	(9,280)
Total purchase consideration	(49,853)
Acquired intangible assets	23,589
Goodwill	$ 29,390
Acquisitions 2016 [Member]
Current assets		40,022
Long-term assets		10,282
Current liabilities		(19,299)
Long-term liabilities		(556)
Deferred Tax Liabilities		(14,646)
Redeemable non-controlling interest		(10,612)
Business acquisition total		5,191
Note consideration		(3,434)
Cash consideration, net of cash acquired		(90,852)
Acquisition date fair value of contingent consideration		(9,998)
Total purchase consideration		(104,284)
Acquired intangible assets		54,438
Goodwill		$ 44,655